Industry Segments Data (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
Summarized financial information for our reportable segments for the years ended December 31, 2014, 2013 and 2012 follows (amounts in thousands):

	Wireless	Wireline	Total Reportable Segments
2014
Revenues
Wholesale	$269,977	—	269,977
Consumer	—	288,014	288,014
Business Services	—	225,963	225,963
Managed Broadband	—	126,244	126,244
Total	269,977	640,221	910,198

Cost of Goods Sold	90,920	211,784	302,704
Contribution	179,057	428,437	607,494
Less SG&A	21,631	272,016	293,647
Plus share-based compensation expense	—	8,392	8,392
Plus accretion expense	733	516	1,249
Other	—	(372)	(372)
Adjusted EBITDA	$158,159	164,957	323,116

Capital expenditures	$30,243	145,866	176,109
Goodwill	$164,312	65,248	229,560
Total assets	$625,417	1,433,081	2,058,498

	Wireless	Wireline	Total Reportable Segments
2013
Revenues
Wholesale	$197,218	—	197,218
Consumer	—	274,805	274,805
Business Services	—	222,814	222,814
Managed Broadband	—	116,811	116,811
Total	197,218	614,430	811,648

Cost of Good Sold	68,086	212,376	280,462
Contribution	129,132	402,054	531,186
Less SG&A	20,030	251,035	271,065
Plus share-based compensation expense	—	6,638	6,638
Plus accretion expense	507	(430)	77
Other expense	—	447	447
Adjusted EBITDA	$109,609	157,674	267,283

Capital expenditures	$28,156	152,398	180,554
Goodwill	$155,445	63,596	219,041
Total assets	$624,740	1,387,067	2,011,807

2012
Revenues
Wholesale	$124,745	—	124,745
Consumer	—	269,357	269,357
Business Services	—	207,892	207,892
Managed Broadband	—	108,187	108,187
Total	124,745	585,436	710,181

Cost of Good Sold	58,737	188,764	247,501
Contribution	66,008	396,672	462,680
Less SG&A	15,475	227,773	243,248
Plus share-based compensation expense	—	5,040	5,040
Plus non-cash contribution expense	—	960	960
Plus accretion expense	269	239	508
Other expense	—	869	869
Adjusted EBITDA	$50,802	176,007	226,809

Reconciliation of Operating Profit (Loss) from Segments to Consolidated
A reconciliation of reportable segment Adjusted EBITDA to consolidated income before income taxes follows (amounts in thousands):

Years Ended December 31,	2014	2013	2012
Reportable segment Adjusted EBITDA	$323,116	267,283	226,809
Less depreciation and amortization expense	(170,285)	(147,259)	(130,452)
Less share-based compensation expense	(8,392)	(6,638)	(5,040)
Less non-cash contribution expense	—	—	(960)
Less accretion expense	(1,249)	(77)	(508)
Other	372	(447)	(869)
Consolidated operating income	143,562	112,862	88,980
Less other expense, net	(74,289)	(70,178)	(67,730)
Consolidated income before income tax expense	$69,273	42,684	21,250